Employee Benefits - Schedule of Net Benefits Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Benefits Expenses [Abstract]
Increase in provisions	$ 137	$ 881
Interest cost of benefits obligations	449	476
Effect of change in actuarial factors	(115)	75
Net benefit expenses	$ 471	$ 1,432